Provisions (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Provisions	€ 14,571	€ 13,225
Banco Popular Espanol, S.A.
Disclosure of provision matrix [line items]
Use of the available provisions	40
Other combined provisions
Disclosure of provision matrix [line items]
Provisions	5,919	5,649
Provisions for taxes
Disclosure of provision matrix [line items]
Provisions	831	864
Provisions for other legal proceedings
Disclosure of provision matrix [line items]
Provisions	1,477	1,451
Provision for customer remediation
Disclosure of provision matrix [line items]
Provisions	689	652
Regulatory Framework-Related Provisions
Disclosure of provision matrix [line items]
Provisions	83	105
Provision for restructuring
Disclosure of provision matrix [line items]
Provisions	689	492
Other
Disclosure of provision matrix [line items]
Provisions	1,305	1,226
SPAIN | Provisions for employment-related proceedings
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	615
SPAIN | Provision for restructuring
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	242
Use of the available provisions	92
BRAZIL | Provisions for employment-related proceedings
Disclosure of provision matrix [line items]
Provisions	845	€ 859
Additional provisions charged to income statement	85
Use of the available provisions	134
BRAZIL | Provisions for other legal proceedings
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	73
Use of the available provisions	90
UK | Provision for customer remediation
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	80
Use of the available provisions	78
UK | Regulatory Framework-Related Provisions
Disclosure of provision matrix [line items]
Use of the available provisions	48
UK | Provision for restructuring
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	124
Use of the available provisions	30
PUERTO RICO | Provision for customer remediation
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	47
Use of the available provisions	21
POLAND | Regulatory Framework-Related Provisions
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	61
POLAND | Provision for restructuring
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	22
Use of the available provisions	€ 13